INCOME TAXES (Schedule Of Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic		$ 187	$ 1,385
Foreign	938	1,656	1,886
Current taxes	938	1,843	3,271
Domestic			96
Foreign	2,875	(1,795)	(1,072)
Deferred taxes	2,875	(1,795)	(976)
Taxes on income	$ 3,813	$ 48	$ 2,295